SHARE-BASED COMPENSATION (Option Activities, Narrative) (Details) (Share Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options exercised	$ 5,129	$ 7,136	$ 2,707
Contract life of option	10 years
Share-based compensation expense	3,803	8,536	8,266
Weighted average grant date fair values per option	$ 0.6700	$ 0.9051	$ 0.9066
Unrecognized compensation expense	2,590
Unrecognized compensation expense, weighted average period for recognition (in years)	2 years 9 months 18 days
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	16.50%
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	0.00%
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	0.022
Contract life of option	10 years	10 years	10 years
Estimated forfeiture rate	12.50%
Total fair values of options vested	6,208	5,961	7,438
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	0 years
Estimated forfeiture rate
Total fair values of options vested	$ 1,751	$ 851	$ 546
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple		0.020	0.022
Estimated forfeiture rate		0.00%	0.00%
Minimum [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option		8 years	9 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3
Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple		0.028	0.028
Estimated forfeiture rate		7.00%	5.00%
Maximum [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option		10 years	10 years